December 26, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	CRITICAL PATH, INC. Preliminary Proxy Statement on Schedule 14A; Schedule 13E-3

Ladies and Gentlemen:

On behalf of our client, Critical Path, Inc. (the “Company”), we are transmitting for filing the Company’s preliminary proxy statement on Schedule 14A (the “Proxy Statement”) and the Schedule 13E-3 (“Schedule 13E-3”) of the Company, General Atlantic Partners 74, L.P., GapStar, LLC, GAP Coinvestment Partners II, L.P., GAPCO GmbH Co. & KG, Campina Enterprises Limited, Cenwell Limited, Richmond CP LLC, Peter Kellner, Vectis-CP Holdings, LLC, CP Holdco, LLC and CP Merger Co.

Please telephone the undersigned at (415) 856-7210 or Meagan Scimone at (415) 856-7025 if we may be of any assistance in answering questions which may arise in connection with the Proxy Statement or the Schedule 13E-3.

Very truly yours,

/s/ Gregg Vignos

Gregg Vignos

for PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:	James A. Clark, Chief Financial Officer

Michael Plumleigh, Esq., General Counsel

Critical Path, Inc.

Douglas A. Cifu, Esq.

Paul, Weiss, Rifkind, Wharton & Garrison LLP